Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	$ 13,143,270		$ 133,591
Derivative liabilities, fair Value	2,837,879		7,382
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value	113,653		62,971
Derivative liabilities,notional Value	132,179		985
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities,notional Value		$ 132,179		$ 985
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value		113,653		62,971
At fair value [member] | Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	13,143,270		133,591
Derivative liabilities, fair Value	$ 2,837,879		$ 7,382
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities, fair Value		2,837,879		7,382
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value		$ 13,143,270		$ 133,591